Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Summary of Right-of-Use-Assets
Precision recognizes
right-of-use
assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, December 31, 2019	$54,026	$12,116	$66,142
Additions	136	3,031	3,167
Derecognition	—	(2,597)	(2,597)
Depreciation	(3,900)	(3,517)	(7,417)
Lease remeasurements	(6,233)	2,602	(3,631)
Effect of foreign currency exchange differences	(340)	(156)	(496)
Balance, December 31, 2020	$43,689	$11,479	$55,168
Additions	514	3,029	3,543
Derecognition	—	(480)	(480)
Depreciation	(3,566)	(3,009)	(6,575)
Effect of foreign currency exchange differences	(174)	(42)	(216)
Balance, December 31, 2021	$40,463	$10,977	$51,440

Expected Non-cancellable Undiscounted Operating Lease Payments	Expected
non-cancellable
undiscounted operating lease payments are as follows:

	2021	2020
Less than one year	$10,782	$10,960
One to five years	29,327	29,630
More than five years	2,391	6,590
	$42,500	$47,180

Summary of Maturity Analysis of Lease Payments
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received subsequent to December 31, 2021.

Less than one year	$198,188
One to five years	61,860
$260,048